Operating Leases - Schedule of Operating Lease Liability, Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Liability, Payments, Due prior year		$ 0.0	$ 17.0
Liability, Payments, Next twelve months		15.4	17.0
Liability, Payments, Due year two		15.2	16.5
Liability, Payments, Due year three		14.9	16.1
Liability, Payments, Due year four		14.1	15.3
Liability, Payments, Due year five		12.6	13.8
Liability, Payments, Due after year five		47.2	48.0
Total minimum lease payments		119.4	143.7
Less imputed interest		(23.9)	(28.5)
Operating lease liabilities	$ 91.3	$ 95.5	$ 115.2